Investment Portfolio	as of May 31, 2021 (Unaudited)
DWS Multi-Asset Growth Allocation Fund
(On or about August 9, 2021, Fund will be renamed to DWS Equity Sector Strategy Fund)
	Shares	Value ($)

Equity — Equity Funds 56.4%
DWS Core Equity Fund "Institutional" (a)	850,862	29,201,593
DWS Emerging Markets Equity Fund "Institutional" (a)	52,577	1,332,834
DWS Equity 500 Index Fund "Institutional" (a)	62,169	13,406,041
DWS RREEF Global Infrastructure Fund "Institutional" (a)	50,345	890,607
DWS RREEF Real Estate Securities Fund "Institutional" (a)	55,433	1,347,029
DWS Small Cap Core Fund "S" (a)	90,066	4,092,592
Total Equity — Equity Funds (Cost $39,310,849)		50,270,696

Equity — Exchange-Traded Funds 29.3%
iShares Core MSCI Europe ETF	166,203	9,807,639
iShares MSCI Japan ETF	60,729	4,164,795
iShares MSCI Pacific ex Japan ETF	50,292	2,692,634
iShares Russell 2000 ETF	2,242	505,571
SPDR S&P Emerging Asia Pacific ETF	60,112	8,035,171
SPDR S&P Global Natural Resources ETF	16,814	925,274
Total Equity — Exchange-Traded Funds (Cost $20,588,386)		26,131,084

Fixed Income — Bond Funds 5.5%
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	123,026	1,370,508
DWS GNMA Fund "Institutional" (a)	128,207	1,766,689
DWS High Income Fund "Institutional" (a)	368,057	1,781,398
Total Fixed Income — Bond Funds (Cost $4,313,078)		4,918,595

Fixed Income — Exchange-Traded Funds 6.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	20,217	2,662,781
iShares TIPS Bond ETF	6,967	890,174
iShares U.S. Treasury Bond ETF	32,536	858,625
Vanguard Total International Bond ETF	15,469	880,650
Total Fixed Income — Exchange-Traded Funds (Cost $5,204,324)		5,292,230
	Principal Amount ($)	Value ($)

Short-Term U.S. Treasury Obligations 0.7%
U.S. Treasury Bills, 0.155% (b), 6/17/2021 (c) (Cost $668,954)	669,000	668,999
	Shares	Value ($)

Fixed Income — Money Market Funds 2.0%
DWS Central Cash Management Government Fund , 0.003% (a) (d) (Cost $1,747,061)	1,747,061	1,747,061

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $71,832,652)	99.9	89,028,665
Other Assets and Liabilities, Net	0.1	56,111
Net Assets	100.0	89,084,776

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated Underlying DWS Funds during the period ended May 31, 2021 are as follows:
Value ($) at 8/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2021	Value ($) at 5/31/2021
Equity — Equity Funds 56.4%
DWS Core Equity Fund "Institutional" (a)
23,838,219	1,690,684	—	—	3,672,690	180,333	1,381,651	850,862	29,201,593
DWS Emerging Markets Equity Fund "Institutional" (a)
1,187,979	16,726	102,800	14,277	216,652	16,726	—	52,577	1,332,834
DWS Equity 500 Index Fund "Institutional" (a)
15,639,092	2,335,568	5,166,220	7,287	590,314	159,859	2,037,388	62,169	13,406,041
DWS RREEF Global Infrastructure Fund "Institutional" (a)
1,560,399	396,691	1,280,580	83,570	130,527	11,934	4,757	50,345	890,607
DWS RREEF Real Estate Securities Fund "Institutional" (a)
3,565,434	27,488	2,600,780	(136,179)	491,066	27,487	—	55,433	1,347,029
DWS Small Cap Core Fund "S" (a)
1,826,285	831,533	—	—	1,434,774	10,664	—	90,066	4,092,592
Fixed Income — Bond Funds 5.5%
DWS Enhanced Commodity Strategy Fund "Institutional" (a)
1,202,147	359,925	407,040	5,346	210,130	9,225	—	123,026	1,370,508
DWS GNMA Fund "Institutional" (a)
1,983,930	658,501	860,310	(1,000)	(14,432)	25,492	—	128,207	1,766,689
DWS High Income Fund "Institutional" (a)
2,794,392	154,937	1,214,480	45,392	1,157	82,036	—	368,057	1,781,398
Fixed Income — Money Market Funds 2.0%
DWS Central Cash Management Government Fund, 0.003% (a) (d)
3,492,180	13,547,745	15,292,864	—	—	944	—	1,747,061	1,747,061
57,090,057	20,019,798	26,925,074	18,693	6,732,878	524,700	3,423,796	3,527,803	56,936,352
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc.
(b)	Annualized yield at time of purchase; not a coupon rate.
(c)	At May 31, 2021, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	The rate shown is the annualized seven-day yield at period end.
MSCI: Morgan Stanley Capital International
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt
TIPS: Treasury Inflation-Protected Securities

At May 31, 2021, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year U.S. Treasury Note	USD	9/21/2021	4	526,974	527,750	776
Euro Stoxx 50 Index	EUR	6/18/2021	19	876,800	937,498	60,698
Nikkei 225 Index	USD	6/10/2021	5	725,750	725,500	(250)
Russell E-Mini 2000 Index	USD	6/18/2021	3	352,380	340,290	(12,090)
S&P 500 E-Mini Index	USD	6/18/2021	3	589,957	630,360	40,403
Total net unrealized appreciation						89,537
Currency Abbreviation(s)

EUR	Euro
USD	United States Dollar
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2021 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Equity — Equity Funds	$50,270,696	$—	$—	$50,270,696
Equity — Exchange-Traded Funds	26,131,084	—	—	26,131,084
Fixed Income — Bond Funds	4,918,595	—	—	4,918,595
Fixed Income — Exchange-Traded Funds	5,292,230	—	—	5,292,230
Short- Term U.S. Treasury Obligations	—	668,999	—	668,999
Fixed Income — Money Market Funds	1,747,061	—	—	1,747,061
Derivatives
Futures Contracts (a)	101,877	—	—	101,877
Total	$88,461,543	$668,999	$—	$89,130,542
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives
Futures Contracts (a)	$(12,340)	$—	$—	$(12,340)
Total	$(12,340)	$—	$—	$(12,340)
(a)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of May 31, 2021 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Futures Contracts
Equity Contracts	$ 88,761
Interest Rate Contracts	$ 776

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DMAGAT-PH3
R-080548-1 (1/23)